Significant accounting policies	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Significant accounting policies
3	Significant accounting policies

The accounting policies set out below have been applied consistently by the Company to all periods presented in this consolidated financial statements.

3.1	Basis of consolidation

The consolidated statements include the accounts of Cosan and its subsidiaries. Cosan’s subsidiaries are listed below:

	December 31, 2017	December 31, 2016
Directly owned subsidiaries
Cosan Logística S.A.	72.53%	72.42%
Cosan S.A. Indústria e Comércio (i)	58.21%	62.29%
Interest of Cosan S.A. in its subsidiaries
Companhia de Gás de São Paulo – Comgás (i)	79.87%	62.66%
Cosan Biomassa S.A. (ii) | (iv)	100.00%	100.00%
Cosan Cayman II Limited	100.00%	100.00%
Cosan Global Limited	100.00%	100.00%
Cosan Investimentos e Participações S.A.	100.00%	100.00%
Cosan Lubes Investments Limited (iv)	100.00%	100.00%
Comma Oil Chemicals Limited	100.00%	100.00%
Airport Energy Limited (v)	100.00%	—
Airport Energy Services Limited (v)	100.00%	—
Wessesx Petroleum Limited (v)	100.00%	—
Stanbridge Group Limited (v)	100.00%	—
Cosan Lubrificantes e Especialidades S.A. (iv)	100.00%	100.00%
Cosan Luxembourg S.A.	100.00%	100.00%
Cosan Overseas Limited	100.00%	100.00%
Cosan Paraguay S.A.	100.00%	100.00%
Cosan U.S., Inc.	100.00%	100.00%
Rumo S.A. (iii)	1.71%	0.86%
Interest of Cosan Logística S.A. in its subsidiaries
Rumo S.A.	28.47%	28.37%
Logispot Armazéns Gerais S.A.	14.52%	14.47%
Elevações Portuárias S.A.	28.47%	28.37%
Rumo Luxembourg Sarl	28.47%	28.37%
Rumo Intermodal S.A.	28.47%	28.37%
Rumo Malha Oeste S.A.	28.47%	28.37%
Rumo Malha Paulista S.A.	28.47%	28.37%
Rumo Malha Sul S.A.	28.47%	28.37%
Rumo Malha Norte S.A.	28.33%	28.22%
Boswells S.A.	28.47%	28.37%
Brado Holding S.A.	28.47%	28.37%
ALL Serviços Ltda.	28.47%	28.37%
ALL Argentina S.A.	28.47%	25.81%
Paranaguá S.A.	28.47%	28.32%
ALL Rail Management Ltda. (vi)	—	14.19%
ALL Armazéns Gerais Ltda.	28.47%	28.37%
Portofer Ltda.	28.47%	28.37%
Brado Logística e Participações S.A.	17.71%	17.65%
Brado Logística S.A.	17.71%	17.65%
ALL Mesopotâmica S.A.	20.09%	20.02%
ALL Central S.A.	20.94%	20.87%
Servicios de Inversion Logistica Integrales S.A.	28.47%	—
PGT S.A.	28.47%	28.37%

(i)	As of June 30, 2017, the Company increased its interest, in Comgás to 63.11% due to the capital increase arising from the partial use of the goodwill tax benefit, according to Ordinary / Extraordinary General Meeting of April 20, 2017, of the subsidiary Comgás. As a consequence, a loss in shareholders’ equity was recognized in the total amount of R$ 6,690.

According to the event stated in the note 1 Cosan S.A. increased its interest in Comgás from 63.11% to 79.87%

According to the event stated in the note 1 Company decreased its interest in Cosan S.A. from 62.29% to 58.21%

(ii)	The Company recorded in the year ended December 31, 2017, a put option for the repurchase of shares of non-controlling shareholders, according to the shareholder agreement.
(iii)	The direct subsidiary Cosan S.A. has a financial investment of 26,732,274 shares of Rumo S.A., which is an indirect subsidiary of the Company. Therefore, for the consolidated financial statements of the Company, the interest of 1.71% (0.86% stake as of December 31, 2016) in the share capital of Rumo S.A. is recognized as an equity investment.
(iv)	Management has concluded that there are no material uncertainties that cast doubt on the continuity of the subsidiaries. Although they had a combined amount of uncovered liabilities of R$ 92,823 as of December 31, 2017, no events or conditions were identified that individually or collectively could raise significant doubts related to their ability to maintain their operational continuity. The subsidiaries have the financial support of the Company.
(v)	Interest acquired in the companies during the year 2017.
(vi)	On December 22, 2017, Rumo S.A. sold the interest on ALL Rail Management Ltda. to Qualytpar Participações S.A.

(a)	Business combinations

Business combinations are accounted for using the acquisition method. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired and liabilities assumed. Any goodwill that arises is tested annually for impairment. Transaction costs are expensed as incurred, except if related to the issue of debt or equity.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

(b)	Non-controlling interests

For each business combination, the Company elects to measure any non-controlling interests in the acquisition either:

•	at fair value; or

•	at their proportionate share of the acquirer’s identifiable net assets, which are generally at fair value.

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – that is, as transactions with the owners in their capacity as owners.

(c)	Subsidiaries

Subsidiaries are all entities over which the Company has control. Subsidiaries are fully consolidated from the date of acquisition of control, and continue to be consolidated until the date that control ceases to exist. They are deconsolidated from the date that control ceases.

The financial statements of subsidiaries are prepared for the same reporting period as that of the parent company, using consistent accounting policies.

(d)	Investments in associates (equity method investees)

Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies.

Investments in associates are accounted for under the equity method and are recognized initially at cost. The cost of the investment includes transaction costs.

Under the equity method of accounting, the share attributable to the Company of the profit or loss for the period of such investments is accounted for in the statement of profit or loss, in “Equity in investees.” Unrealized gains and losses arising on transactions between the Company and the investees are eliminated based on the percentage of interest held in such investees. The other comprehensive income of subsidiaries, associates and jointly controlled entities is recorded directly in the Company’s shareholders’ equity, in “Other comprehensive income.”

(e)	Investments in joint ventures (equity method investees)

The Company has interests in joint ventures, in which contractual arrangement establishes joint control over the voting and economic activities of the entity. The contractual arrangements require unanimous agreement for financial and operating decisions among the ventures. The Company recognizes its interest in the joint ventures using the equity method (Note 14).

(f)	Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are similarly eliminated, but only to the extent that there is no evidence of impairment.

3.2	Foreign currency

a)	Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of each subsidiary using the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency using the exchange rate at the reporting date.

b)	Foreign operations

The assets and liabilities derived from foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to Brazilian Reais using the exchange rates at the reporting date. Income and expenses of foreign operations are translated to Brazilian Reais using the exchange rates at the dates of the transactions.

Foreign currency differences are recognized in other comprehensive income, and presented in the foreign currency translation reserve (translation reserve) in equity. However, if the foreign operation is a non-wholly owned subsidiary, then the relevant proportion of the translation difference is allocated to non-controlling interests. When a foreign operation is disposed of such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal.

c)	Translation of subsidiaries and associates’ financial statements

These consolidated financial statements have been translated to the Brazilian Real using the following criteria:

(a)	assets and liabilities have been translated using the exchange rate at the balance sheet date;

(b)	statement of profit or loss, comprehensive income and statement of cash flows have been translated using the monthly average exchange rate; and

(c)	shareholders’ equity has been translated using the historical exchange rate.

Translation effects have been recognized in shareholders’ equity in “Cumulative translation adjustment.”

The consolidated financial statements of each subsidiary included in these consolidated financial statements and equity method investments are prepared based on their respective functional currencies. For subsidiaries whose functional currency is a currency other than the Brazilian Real, asset and liability accounts are translated into the Company’s reporting currency using exchange rates in effect at the date of the statement of financial position, and income and expense items are translated using monthly average exchange rates and shareholders’ equity has been translated using the historical exchange rate. The resulting translation adjustments are reported in a separate component of shareholders’ equity, as cumulative translation adjustment.

The exchange rate of the Brazilian Real (R$) to the U.S. Dollar (U.S.$) was R$ 3.3080 at December 31, 2017, R$ 3.2591 at December 31, 2016 and R$ 3.9048 at December 31, 2015.

3.3	Financial instruments

(i)	Non-derivative financial assets

The Company initially recognizes loans and receivables on the date that they are originated. All other financial assets (including assets designated as at fair value through profit or loss) are recognized initially on the trade date, which is the date that the Company becomes a party to the contractual provisions of the instrument.

The Company classifies non-derivative financial assets into the following categories: financial assets at fair value through profit or loss, held-to-maturity financial assets, loans and receivables.

a)	Financial assets at fair value through profit or loss

A financial asset is classified at fair value through profit or loss if it is classified as held-for-trading or is designated as such on initial recognition. Financial assets are designated at fair value through profit or loss if the Company manages such investments and makes purchase and sale decisions based on their fair value in accordance with the Company’s documented risk management or investment strategy. Attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value and changes therein, which takes into account any dividend income, are recognized in profit or loss.

i.	Marketable securities

Investments in securities with a maturity date greater than three months at the date of purchase and other securities for which there is more than an insignificant risk of change in value due to interest rate, quoted price, or penalty on withdrawal

b)	Loans and receivables

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Loans and receivables comprise cash and cash equivalents, restricted cash , trade and other receivables.

Cash and cash equivalents

Cash and cash equivalents comprise cash balances, call deposits and highly liquid short-term investments with maturities of three months or less from the acquisition date that are subject to an insignificant risk of changes in their fair value, and are used by the Company in the management of its short-term commitments.

c)	Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale or are not classified in any of the above categories of financial assets. Available-for-sale financial assets are recognized initially at fair value plus any directly attributable transaction costs.

Subsequent to initial recognition, the financial assets are measured at fair value and changes therein, other than impairment losses and foreign currency gain/losses on available-for-sale debt instruments, are recognized in other comprehensive income and presented in the consolidated statements of changes in equity. When an investment is derecognized, the gain or loss accumulated in equity is reclassified to profit or loss.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:

•	The rights to receive cash flows from the asset have expired; or

•	The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement, and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and, to what extent, it has retained the risks and rewards of ownership.

When it has neither transferred nor retained substantially all of the risks and rewards of the asset nor transferred control of it, the asset is recognized to the extent of the Company’s continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

(ii)	Non-derivative financial liabilities

The Company initially recognizes debt securities issued and subordinated liabilities on the date that they are originated. All other financial liabilities are recognized initially on the trade date, which is the date that the Company becomes a party to the contractual provisions of the instrument.

The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

The Company classifies non-derivative financial liabilities, except contingent consideration, as other financial liabilities. Such financial liabilities are initially recognized at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

Financial liabilities comprise loans and borrowings, debt securities issued, bank overdrafts, and trade and other payables.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.

(iii)	Share capital

Ordinary shares

Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity. Income taxes relating to transaction costs of an equity transaction are accounted for in accordance with IAS 12.

Preference shares

Non-redeemable preference shares are classified as equity, because they bear discretionary dividends, do not contain any obligations to deliver cash or other financial assets and do not require settlement in a variable number of the Company’s equity instruments. Discretionary dividends thereon are recognized as equity distributions on approval by the Company’s shareholders.

Mandatory minimum dividends as defined in the bylaws are recognized as liabilities.

(iv)	Derivative financial instruments, including hedge accounting

The Company holds derivative financial instruments to hedge its foreign currency and interest rate risk exposures. Embedded derivatives are separated from the host contract and accounted for separately if:

(a)	The economic characteristics and risks of the host contract and the embedded derivative are not closely related;

(b)	A separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and

(c)	The combined instrument is not measured at fair value through profit or loss.

On initial designation of the derivative as a hedging instrument, the Company formally documents the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy in undertaking the hedge transaction and the hedged risk, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be highly effective in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk, and whether the actual results of each hedge are within a range of 80% – 125%. For a cash flow hedge of a forecast transaction, the transaction should be highly probable to occur and should present an exposure to variations in cash flows that ultimately could affect reported profit or loss.

Derivatives are initially recognized at fair value; any attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below:

•	Cash flow hedges

When a derivative is designated as the hedging instrument in a hedge of the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and presented in the hedging reserve in equity. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

When the hedged item is a non-financial asset, the amount accumulated in equity is retained in other comprehensive income and reclassified to profit or loss in the same period or periods during which the non-financial item affects profit or loss. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. If the forecast transaction is no longer expected to occur, then the balance in equity is reclassified to profit or loss.

•	Fair value hedge

Changes in fair value of derivatives, that are designated and qualify as fair value hedge, are recorded in the statement of profit or loss, with any changes in fair value of the hedged asset or liability that are attributable to the hedged risk. The Company applies hedge accounting for fair value hedges to protect itself against the risk of changes in interest rates and foreign exchange rates on loans. The gain or loss related to the effective portion of interest rate swaps to protect against fixed rate borrowings is recognized in the statement of profit and loss as “Financial expenses.” The gain or loss related to the ineffective portion is recognized in the statement of profit or loss as “Other gains (losses), net.” Changes in fair value of fixed rate borrowings hedged attributable to interest rate risk are recognized in the statement of profit or loss as “Financial expenses.”

If the hedge no longer meets the criteria for hedge accounting, the adjustment to the carrying amount of a hedged item for which the method of effective interest rate is used, is amortized to income over the period to maturity.

•	Embedded derivatives

Changes in the fair value of separated embedded derivatives are recognized immediately in profit or loss.

•	Other derivative financial instruments

When a derivative financial instrument is not designated in a hedge relationship and does not qualify for hedge accounting, all changes in its fair value are recognized immediately in profit or loss.

3.4	Inventory

Inventory is recorded at the lower of average cost of acquisition or production and net realizable value, whichever the less.

Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.

Provisions for slow-moving or obsolete inventory are recorded when deemed necessary by management. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related production overheads (based on normal operating capacity). It excludes borrowing costs.

3.5	Property, plant and equipment

(a)	Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of constructed assets includes:

•	the cost of materials and direct labor;

•	any other costs directly attributable to bringing the assets to a working condition for their intended use;

•	an estimate of the costs of dismantling and removing the items and restoring the site on which they are located, when the Company has an obligation to remove the asset or restore the site; and

•	capitalized borrowing costs.

Cost also includes transfers from equity of any gain or loss on qualifying cash flow hedges of foreign currency purchases of property, plant and equipment. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

When components of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Any gain or loss on disposal of an item of property, plant and equipment, calculated as the difference between the net proceeds from disposal and the carrying amount of the item, is recognized in profit or loss.

(i)	Reclassification to investment property

When the use of a property changes from held to use to investment property, the property is remeasured at fair value and reclassified as investment property. Any gain or loss arising on this remeasurement is recognized in equity.

(ii)	Subsequent costs

Subsequent expenditure is capitalized only when it is probable that the future economic benefits associated with the expenditure will flow to the Company. Ongoing repairs and maintenance are expensed as incurred.

(iii)	Depreciation

Items of property, plant and equipment are depreciated from the date they are available for use or, in respect of constructed assets, from the date that the asset is completed and ready for use.

Depreciation is calculated on the carrying value of property, plant and equipment less their estimated residual values using the straight-line basis over their estimated useful lives. Depreciation is generally recognized in profit or loss, unless it is capitalized as part of the cost of another asset. Assets recognized under finance leases are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term. Land is not depreciated.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings and improvements	4% to 5%
Machinery, equipment and facilities	8% to 11%
Airplanes, vessels and vehicles	10% to 20%
Railcars	2.9% to 6%
Locomotives	3.33% to 8%
Permanent railways	4%
Furniture and fixtures	10% to 15%
Computer equipment	20%

Costs of normal periodic maintenance are recorded as expenses when incurred when the components will not improve the production capacity or introduce improvements to the equipment.

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed annually and adjusted prospectively. During the fiscal year ended December 31, 2017, the subsidiary Rumo S.A. conducted a useful life review of a group of approximately 200 locomotives allocated to the logistics segment. Locomotives comprise individual components with different useful lives, and the review resulted in a reduction of useful lives of some components to reflect the time that the subsidiary Rumo intends to use those components through its economic life. The new useful life was applied starting from January 1st 2017.

Depreciation methods such as useful lives and residual values are reviewed at each year-end, or when there is significant change without an expected consumption pattern, such as relevant incident and technical obsolescence. Any adjustments are recognized as changes in accounting estimates, if appropriate.

3.6	Intangible assets and goodwill

(a)	Goodwill

Goodwill is measured at cost less accumulated impairment losses. With respect to equity method investees, the carrying amount of goodwill is included in the carrying amount of the investment, and any impairment loss is allocated to the carrying amount of the equity method investee as a whole.

(b)	Other intangible assets

Other intangible assets that are acquired by the Company and have a finite life are measured at cost less accumulated amortization and any accumulated impairment losses.

(c)	Subsequent expenditure

Subsequent expenditures are capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in profit or loss as incurred.

(d)	Amortization

Except for goodwill, intangible assets are amortized on a straight-line basis over their estimated useful lives, from the date that they are available for use or acquired.

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

(e)	Contracts with customers

Costs incurred on development of gas systems for new clients (including pipelines, valves, and general equipment) are recognized as intangible assets and amortized over the contract period.

(f)	Intangible assets related to the concession rights agreement

The Company has a public concession agreement for a gas distribution service in which the Concession Authority controls what services will be provided and the price, as well it holds a significant participation in the infrastructure at the end of the concession. This concession agreement represents the right to charge users for gas supply during the term of the agreement. Accordingly, the Company recognizes this right as an intangible asset

The intangible asset comprises: (i) the concession right recognized upon the business combination of Comgás, which is being amortized over the concession period on a straight line basis, considering the extension of the distribution services for another 20 years; and (ii) the acquired or constructed assets underlying the concession necessary for the distribution of gas, which is being depreciated to match the period over which the future economic benefits of the asset are expected to accrue to the Company, or the final term of the concession, whatever occurs first. This period reflects the economic useful lives of each of the underlying assets that comprise the concession. This economic useful life is also used by the regulator, The Natural Gas Agency of the State of São Paulo, to determine the basis for measuring the tariff for rendering the services under the concession.

The concession agreement was signed on May 31, 1999 with an initial term of 30 years. Subject to approval of the Conceding Authority, the Company may request only once the extension of the distribution services for another 20 years. When the concession is terminated, the assets linked to the rendering of gas distribution services will be returned to the Conceding Authority, and the Company will be entitled to receive an indemnity to be determined based on assessments and evaluations considering the book values to be calculated at the time.

The concession contract determines that the tariff charged by Comgás be reviewed annually, in May, with the aim to realign the tariff charged to consumers to the cost of the gas and adjust for inflation.

Once the concession is terminated, the Company has the right to request the reversion to the Granting Authority of the assets and facilities linked to the gas distribution service. Currently, the amounts related to indemnification are not pre-established or determinable, that’s why the Company did not apply the bifurcated model for the accounting of the financial asset.

Concession rights generated in the business combination of ALL was fully allocated to the Rumo Malha Norte concession and amortized on a straight-line basis.

3.7	Impairment

(i)	Non-derivative financial assets

A financial asset not classified as at fair value through profit or loss, including an interest in an equity-accounted investee, is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset, and that loss event(s) had an impact on the estimated future cash flows of that asset that can be estimated reliably.

(a)	Financial assets measured at amortized cost

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in profit or loss and reflected in an allowance account against loans and receivables or held-to-maturity investment securities. If, in a subsequent period, the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the reversal of the previously recognized impairment loss is recognized in the statement of profit or loss.

(b)	Available-for-sale financial assets

Impairment losses on available-for-sale financial assets are recognized by reclassifying the accumulated losses recorded in equity to profit or loss. The cumulative loss that is reclassified from equity to profit or loss is the difference between the acquisition cost, net of any principal repayment and amortization, and the current fair value, less any impairment loss recognized previously in profit or loss.

(ii)	Non-financial assets

The carrying amounts of the Company’s non-financial assets, except investment property, inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment. An impairment loss is recognized if the carrying amount of an asset or cash-generating unit (“CGU”) exceeds its recoverable amount.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Subject to an operating segment ceiling test, CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination is allocated to Companies of CGUs that are expected to benefit from the synergies of the combination.

Impairment losses are recognized in profit or loss. Impairment losses recognized for CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis.

An impairment loss with respect to goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

3.8	Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

3.9	Employee benefits

•	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed when the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Company has a present legal or constructive obligation to pay these amounts as a result of past services provided by the employee, and the obligation can be estimated reliably.

•	Share-based payment transactions

The grant-date fair value of share-based payment awards granted to employees is recognized as an employee compensation expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

The fair value of the amount payable to employees with respect to share appreciation rights, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities, over the period that the employees become unconditionally entitled to the cash payment. The liability is remeasured at each reporting date and at settlement date based on the fair value of the share appreciation rights. Any changes in the liability are recognized as employee benefit expenses in profit or loss.

The accounting for modification on plans depends on whether the modification changes the classification of the arrangement and whether the changes are beneficial to the counterparty.

If a modification increases the number of equity instruments granted, then the entity recognizes the fair value of the additional equity instruments measured at the date of modification. The additional share-based payment cost is attributed over the period from the date of modification to the end of the vesting period of the additional equity instruments.

Cancellations or settlements of equity-settled share-based payments during the vesting period by the entity or by the counterparty are accounted for as accelerated vesting; therefore, the amount that would otherwise have been recognized for services received is recognized immediately.

•	Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in profit or loss in the periods during which related services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that is due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.

•	Defined benefit plans

The Company is the sponsor of defined benefit pension plans for some of its employees. A defined benefit plan is a post-employment benefit plans other than a defined contribution plan.

The liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows, using interest rates that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation.

Gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income.

Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in profit or loss as past service costs.

Some of the Company’s pension plan, even though it is substantially defined contribution, has a variable component, whose risk is linked to the payment of minimum benefit and to the increase of the future contributions of the sponsors in the benefits in the event of Death Tax of the active taxpayer as well as in Disability Retirement, limited to three salaries. Any actuarial liability calculated, is recorded by the Company.

•	Other long-term employee benefit

The Company’s net obligation in respect of long-term employee benefits other than pension plans is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value, and the fair value of any related assets is deducted. The discount rate is the yield at the reporting date of the financial statements for the high credit quality bonds, and maturity dates approximating the terms of the Company’s obligations and that are denominated in the currency in which the benefits are expected to be paid. The calculation is performed using the projected unit credit method. Any actuarial gains and losses are recognized in profit or loss in the period in which they arise.

3.10	Revenue

(a)	Sales of goods

Revenue from the sale of goods, in the ordinary course of business, is measured at the fair value of the consideration received or receivable, net of returns, trade discounts and volume rebates. Revenue is recognized when significant risks and rewards of ownership have been transferred to the customer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, there is no continuing management involvement with the goods, and the amount of revenue can be measured reliably. If it is probable that discounts will be granted and the amount can be measured reliably, then the discount is recognized as a reduction of revenue as the sales are recognized.

(b)	Services rendered

Revenues from services are recognized when the amount of revenue can be measured reliably, when it is probable that the economic benefits associated with the transaction will flow to the Company, when the stage of completion of the transaction at the end of the reporting period can be measured reliably, as well as when its amount and related costs can be measured reliably. Service prices are established based on service orders or contracts. Services for which payment is made in advance are recorded as deferred revenue in other liabilities and recognized in revenue when the services are rendered.

The Company revenue recognizes revenue as follows:

•	Billed revenue

Revenue from gas distribution services is recognized when its amount can be reliably measured, and is recognized in profit or loss when the volumes are delivered to customers.

•	Unbilled revenue

Unbilled gas refers to the portion of gas supplied for which metering and billing to customers have not yet occurred. This amount is estimated based on the period between measurement and the last day of the month.

The actual volume billed may be different from estimates. The Company believes that, based on its historical experience with similar operation, the unbilled estimated amount will not significantly differ from actual amounts.

•	Concession construction revenue

The construction of the infrastructure necessary for gas distribution is considered a construction service rendered to the Conceding Authority, and the related income is recognized in profit or loss at finishing stage of the work.

Construction costs are recognized by reference to the stage of completion of the construction activity at the end of the reporting period, and are included in cost of sales.

(c)	Deferred revenue

The Company´s deferred revenue consists in advances received from clients seeking investment in fixed assets in return for a rail service contract requiring future performance of services by the Company.

3.11	Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. The indirect subsidiary Rumo Malha Norte has a fiscal incentive whose benefit includes a reduction of 75% on income tax based on operation profit beginning in 2008 until 2024.

3.12	Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date.

a)	Leased assets

Leases of property, plant and equipment that transfer to the Company substantially all of the risks and rewards of ownership are classified as finance leases. The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

Assets held under other leases are classified as operating leases and are not recognized in the Company’s statement of financial position.

b)	Lease payments

Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

The amounts paid in advance by the Company are recorded as assets and allocated in income linearly during the term of the contract. The expenses incurred during the grace period are recorded in income and maintained as payables, being written off in proportion to the payment of current installments.

3.13	Finance income and finance expense

Finance income comprises interest income on funds invested (including available-for-sale financial assets), dividend income, gains on the disposal of available-for-sale financial assets, fair value gains on financial assets at fair value through profit or loss, gains on the remeasurement to fair value of any pre-existing interest in an acquire in a business combination, gains on hedging instruments that are recognized in profit or loss and reclassifications of net gains previously recognized in other comprehensive income. Interest income is recognized as it accrues in profit or loss, using the effective interest method. Dividend income is recognized in profit or loss on the date that the Company’s right to receive payment is established, which in the case of quoted securities is normally the ex-dividend date.

Finance expense comprise interest expense on borrowings, unwinding of the discount on provisions and deferred consideration, losses on disposal of available-for-sale financial assets, dividends on preference shares classified as liabilities, fair value losses on financial assets at fair value through profit or loss and contingent consideration, impairment losses recognized on financial assets (other than trade receivables), losses on hedging instruments that are recognized in profit or loss and reclassifications of net losses previously recognized in other comprehensive income.

Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.

Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either finance income or finance cost depending on whether the net foreign currency fluctuations result in a gain or loss position.

3.14	Taxes

Income taxes are comprised of income tax and social contribution at a combined rate of 34%. Tax expense comprises current and deferred tax. Current tax and deferred tax is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

Certain subsidiaries measure income tax and social contribution due under the Brazilian presumed profits regime. The presumed profit came up from a percentage of 32% of operating revenues. Under the aforementioned regime the applicable tax rate is for income tax is 15% over the presumed profit, plus an additional 10% when operating revenues exceed of R$ 240, and 9% over the presumed profit for social contribution.

a)	Current tax

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

b)	Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes and tax loss. Deferred tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•	temporary differences related to investments in subsidiaries, associates and joint ventures to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.

The measurement of deferred tax reflects the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. For investment property that is measured at fair value, the presumption that the carrying amount of the investment property will be recovered through sale has not been rebutted.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for loss carryforwards, tax credits and deductible temporary differences to the extent that it is probable that future taxable income will be generated in the future. Deferred tax assets are reviewed at each reporting date and written off to the extent that it is no longer probable that the related tax benefit will be realized.

c)	Sales taxes

Net revenue is recognized net of discounts and sales taxes.

d)	Tax exposures

In determining the amount of current and deferred tax, the Company takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Company to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

3.15	Cash flow

•	Non-cash transaction

During the year ended December 31, 2017, the Company made the following transactions not involving cash and therefore not reflected in the consolidated statement of cash flows:

(i)	Forward purchase of property, plant and equipment in the amount of R$105,102.

•	Disclosure of interest and dividends

(i)	The Company disclosures the dividends and interest on shareholders’ equity received as cash flow from investing activities, with the purpose of avoiding distortions in its cash flows from operation activities.

(ii)	Interest received or paid is classified as cash flow from financing activities, as it is considered to refer to the costs of obtaining financial resources.